Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage Expenses and Vessel Operating Expenses [Abstract]
Commissions	$ 781	$ 468	$ 675
Bunkers expenses	968	593	1,519
Other voyage expenses	143	210	190
Total	$ 1,892	$ 1,271	$ 2,384